Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Operating Segments [Abstract]
Schedule of Segmented Information

2.21.1 Business segments

(Dollars in millions)
Year ended March 31, 2020	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	Others(5)	Total
Revenues	4,029	1,976	1,687	1,652	1,285	981	822	348	12,780
Identifiable operating expenses	2,109	984	998	860	703	581	452	209	6,896
Allocated expenses	893	399	348	340	293	175	168	130	2,746
Segment profit	1,027	593	341	452	289	225	202	9	3,138
Unallocable expenses*									414
Operating profit									2,724
Other income, net (refer note no. 2.16)									395
Finance cost (Refer Note 2.8)									(24)
Profit before Income taxes									3,095
Income tax expense									757
Net profit									2,338
Depreciation and amortization									407
Non-cash expenses other than depreciation and amortization									7

*	Unallocable expenses for the year ended March 31, 2020 includes amortization on ROU assets consequent to adoption of IFRS- 16 - Leases effective April 1, 2019

(Dollars in millions)
Year ended March 31, 2019	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	Others(5)	Total
Revenues	3,778	1,935	1,488	1,483	1,163	882	743	327	11,799
Identifiable operating expenses	2,021	974	816	808	644	506	394	202	6,365
Allocated expenses	775	385	312	312	255	154	147	109	2,449
Segment profit	982	576	360	363	264	222	202	16	2,985
Unallocable expenses									289
Operating profit									2,696
Other income, net (refer note no. 2.16)									411
Reduction in the fair value of Disposal Group held for sale (Refer Note 2.10)									(39)
Adjustment in respect of excess of carrying amount over recoverable amount on reclassification from "Held for Sale" (Refer Note 2.10)									(65)
Profit before Income taxes									3,003
Income tax expense									803
Net profit									2,200
Depreciation and amortization									287
Non-cash expenses other than depreciation and amortization									107

(Dollars in millions)
Year ended March 31, 2018	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	Others(5)	Total
Revenues	3,594	1,760	1,378	1,287	1,035	796	729	360	10,939
Identifiable operating expenses	1,876	878	702	652	602	431	378	208	5,727
Allocated expenses	731	371	269	261	235	140	135	122	2,264
Segment profit	987	511	407	374	198	225	216	30	2,948
Unallocable expenses									289
Operating profit									2,659
Other income, net (refer note no. 2.16)									513
Reduction in the fair value of Disposal Group held for sale (Refer Note 2.10)									(18)
Share in associate's profit / (loss) including impairment									(11)
Profit before Income taxes									3,143
Income tax expense									657
Net profit									2,486
Depreciation and amortization									289
Non-cash expenses other than depreciation and amortization									29

(1)	Financial Services include enterprises in Financial Services and Insurance
(2)	Retail includes enterprises in Retail, Consumer Packaged Goods and Logistics
(3)	Communication includes enterprises in Communication, Telecom OEM and Media
(4)	Life Sciences includes enterprises in Life sciences and Health care
(5)	Others include operating segments of businesses in India, Japan, China, Infosys Public Services & other enterprises in Public Services